Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value
	2018		2017
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	46,649	54,159	42,563	46,920
Deposits	31,682	32,029	4,448	4,414
Repurchase agreements and other similar secured borrowing	138,484	138,724	126,691	126,822
Other financial liabilities	19	19	16	16
Financial liabilities designated at fair value	216,834	224,931	173,718	178,172